Subsequent Events (FY) (Details) $ / shares in Units, $ in Thousands				3 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 11, 2021 shares	Jan. 17, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Subsequent Events [Abstract]
Payment of initial term loan principal balance | $			$ 28,300
Prepayment penalty paid to lenders | $				$ 1,565	$ 0
Reverse recapitalization, aggregate consideration | $	$ 1,190,000
Reverse recapitalization, cash paid to shareholders | $	90,061
Reverse recapitalization, equity interests issued and issuable | $	$ 1,099,000
Reverse recapitalization, equity interests issued and issuable (in shares)	109,944,090
Recapitalization conversion ratio	7.2282662
Common stock, shares outstanding (in shares)	145,266,108
Warrants outstanding (in shares)	12,500,000
Number of shares exercisable by each warrant (in shares)	1
Exercise price (in dollars per share) | $ / shares	$ 11.50					$ 1.91
Stock converted conversion ratio	1.0
Common and preferred stock, shares authorized (in shares)	575,000,000
Preferred stock, shares authorized (in shares)	10,000,000					10,000,000	10,000,000
Preferred stock, shares issued (in shares)						0	0
Preferred stock, shares outstanding (in shares)						0	0
Common stock repurchased (in shares)	9,005,863
Common stock, repurchased price (in dollars per share) | $ / shares	$ 10.00
Issuance of earnout shares (in shares)	20,000,000
Restricted Stock Units [Member]
Subsequent Events [Abstract]
Number of RSU's granted in period (in shares)				836,208
South Mountain [Member]
Subsequent Events [Abstract]
Private placement warrants cancelled (in shares)	6,954,500
Common stock repurchased (in shares)		2,015
Class 1 Common Stock [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)						92,760,478	91,420,871	89,953,439	89,618,719
Common stock, shares authorized (in shares)						538,000,000	538,000,000
Common stock, shares issued (in shares)						92,760,478	91,420,871
Class 2 Common Stock [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)						8,196,622	8,196,622	8,196,622	8,196,622
Common stock, shares authorized (in shares)						27,000,000	27,000,000
Common stock, shares issued (in shares)						8,196,622	8,196,622
Subsequent Event [Member]
Subsequent Events [Abstract]
Payment of initial term loan principal balance | $	$ 44,700
Prepayment penalty paid to lenders | $	1,600
Payment of success based fees | $	25,000
Payment of transaction costs | $	7,000
Reverse recapitalization, aggregate consideration | $	1,190,000
Reverse recapitalization, cash paid to shareholders | $	90,000
Reverse recapitalization, equity interests issued and issuable | $	$ 1,099,000
Reverse recapitalization, equity interests issued and issuable (in shares)	109,944,090
Reverse recapitalization, equity interests issuable pursuant to outstanding vested and unvested options (in shares)	15,175,967
Recapitalization conversion ratio	7.228266
Assumed share price per share (in dollars per share) | $ / shares	$ 10.00
Warrants outstanding (in shares)	12,500,000
Number of shares exercisable by each warrant (in shares)	1
Exercise price (in dollars per share) | $ / shares	$ 11.50
Common and preferred stock, shares authorized (in shares)	575,000,000
Preferred stock, shares authorized (in shares)	10,000,000
Common stock repurchased (in shares)	9,005,863
Common stock, repurchased price (in dollars per share) | $ / shares	$ 10.00
Contingent right to receive shares, term	5 years
Number of shares of common stock withheld from employees for tax withholdings (in shares)	246,056
Subsequent Event [Member] | Restricted Stock Units [Member]
Subsequent Events [Abstract]
Number of RSU's granted in period (in shares)	836,208
Subsequent Event [Member] | Earnout Shares [Member]
Subsequent Events [Abstract]
Issuance of earnout shares (in shares)				10,917,736
Subsequent Event [Member] | First Earnout [Member]
Subsequent Events [Abstract]
Contingent consideration liability (in shares)	6,000,000
Contingent consideration liability, volume-weighted average price of common stock (in dollars per share) | $ / shares	$ 12.50
Contingent consideration liability, threshold trading day period	20 days
Contingent consideration liability, trading days	30 days
Subsequent Event [Member] | Second Earnout [Member]
Subsequent Events [Abstract]
Contingent consideration liability (in shares)	6,000,000
Contingent consideration liability, volume-weighted average price of common stock (in dollars per share) | $ / shares	$ 15.00
Contingent consideration liability, threshold trading day period	20 days
Contingent consideration liability, trading days	30 days
Subsequent Event [Member] | Billtrust [Member]
Subsequent Events [Abstract]
Payment of success based fees | $	$ 8,000
Payment of transaction costs | $	$ 2,000
Subsequent Event [Member] | South Mountain [Member]
Subsequent Events [Abstract]
Private placement warrants cancelled (in shares)	6,954,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Contingent consideration liability (in shares)	12,000,000
Subsequent Event [Member] | Class 1 Common Stock [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)	138,728,373
Stock converted conversion ratio	1.0
Common stock, shares authorized (in shares)	538,000,000
Subsequent Event [Member] | Class 1 Common Stock [Member] | Prior South Mountain Shareholders [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)	2,375,000
Subsequent Event [Member] | Class 1 Common Stock [Member] | South Mountain [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)				2,375,000
Common stock, shares issued (in shares)				2,375,000
Subsequent Event [Member] | Class 1 Common Stock [Member] | South Mountain [Member] | First Earnout [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)				1,187,500
Subsequent Event [Member] | Class 1 Common Stock [Member] | South Mountain [Member] | Second Earnout [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)				1,187,500
Subsequent Event [Member] | Class 2 Common Stock [Member]
Subsequent Events [Abstract]
Common stock, shares outstanding (in shares)	6,537,735
Common stock, shares authorized (in shares)	27,000,000